FAIR VALUE MEASUREMENT	3 Months Ended
Mar. 31, 2012
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

4.     FAIR VALUE MEASUREMENT

  ASC 820 — Fair Value Measurement and Disclosure defines fair value, establishes a framework for measuring fair value under US GAAP, and requires expanded disclosures about fair value measurements. The three levels of the fair value hierarchy under the Fair Value Measurements and Disclosure Topic of the FASB Accounting Standards Codification are as follows:

    Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

    Level 2 — Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

    Level 3 — Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

  Fair value is the value at which a financial instrument could be closed out or sold in a transaction with a willing and knowledgeable counterparty over a period of time consistent with the Company's investment strategy. Fair value is based on quoted market prices, where available. If market quotes are not available, fair value is based on internally developed models that use market-based or independent information as inputs. These models could produce a fair value that may not be reflective of future fair value.

  The following table sets forth the Company's financial assets measured at fair value within the fair value hierarchy:

	Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents and short-term investments(i)	$7,991	$—	$7,991	$—
Available-for-sale securities(ii)	132,379	130,268	2,111	—
Trade receivables(iii)	90,892	—	90,892	—
Fair value of derivative financial instruments(iv)	2,360	—	2,360	—

	$233,622	$130,268	$103,354	$—

  (i)
  Fair value approximates the carrying amounts due to short-term nature.

  (ii)
  Recorded at fair value using quoted market prices (Level 1) and external pricing service providers with observable inputs (Level 2).

  (iii)
  Trade receivables from provisional invoices for concentrate sales are included within Level 2 as they are valued using quoted forward rates derived from observable market data based on the month of expected settlement.

  (iv)
  Recorded at fair value based on broker-dealer quotations.

  Both the Company's cash equivalents and short-term investments are classified within Level 2 of the fair value hierarchy because they are held to maturity and are valued using interest rates observable at commonly quoted intervals. Cash equivalents are market securities with remaining maturities of three months or less at the date of purchase. The short-term investments are market securities with remaining maturities of over three months at the date of purchase.

  The Company's available-for-sale securities that are recorded at fair value using quoted market prices are classified as Level 1 of the fair value hierarchy. The Company's available-for-sale securities classified as Level 2 of the fair value hierarchy consist of equity warrants, which are recorded at fair value using external pricing service providers with observable inputs.

  In the event that a decline in the fair value of an investment occurs and the decline in value is considered to be other-than-temporary, an impairment charge is recorded in the interim consolidated statements of income and comprehensive income (loss) and a new cost basis for the investment is established. The Company assesses whether a decline in value is considered to be other-than-temporary by considering available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition and the near-term prospects of the individual investment. New evidence could become available in future periods which would affect this assessment and thus could result in material impairment charges with respect to those investments for which the cost basis exceeds its fair value.